LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Construction	$ 2,809	$ 3,780
Land	1,186	2,021
Farm	1,735	1,567
Nonresidential real estate	27,138	22,118
Consumer and other, Loans on deposits	1,813	2,262
Consumer and other, Home equity	6,155	5,477
Consumer and other, Automobile	69	73
Consumer and other, Unsecured	552	605
Loans Receivable, Recorded Investment	244,988	248,027
Undisbursed portion of loans in process	(5,118)	(2,753)
Deferred loan origination costs, net	113	109
Allowance for loan losses	(1,515)	(1,568)	$ (1,473)
Loans receivable - net, Carrying Value	238,468	243,815
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and industrial	1,847	1,782
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	186,125	191,721
Allowance for loan losses	(862)	(1,059)	(999)
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	15,559	16,621
Allowance for loan losses	$ (192)	$ (94)	$ (74)